FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4084


                       Hawaiian Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2009

                  Date of reporting period: June 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

                             Hawaiian Tax-Free Trust
                             Schedule of Investments
                                  June 30, 2009
                                   (unaudited)
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Principal         Security                                     Moody's/S&P
Amount            Description                                  Ratings         Value    (a)

                  Municipal Bonds (92.5%):
                  General Obligation Bonds (57.4%):

                  City and County of Honolulu, Hawaii,
                    FGIC Insured
 $7,720,000       5.000%, 07/01/21                             Aa2/AA          $8,165,212

                  City and County of Honolulu, Hawaii,
                    National-re Insured
  8,500,000       5.000%, 07/01/17                             Aa2/AA           9,212,130

                  City and County of Honolulu, Hawaii,
                    National-re FGIC Insured
  8,270,000       5.000%, 07/01/21                             Aa2/AA           8,746,931
  1,000,000       5.000%, 07/01/22                             Aa2/AA           1,051,130

                  City and County of Honolulu, Hawaii,
                    Series A, FGIC-TCRS Insured
  1,580,000       6.000%, 01/01/12                             Aa2/AA           1,754,511
  3,025,000       5.750%, 04/01/13                             Aa2/AA           3,430,138

                  City and County of Honolulu, Hawaii,
                    Series A, FSA Insured
  2,500,000       5.000%, 09/01/09                             Aa2/AAA          2,517,175

                  City and County of Honolulu, Hawaii,
                    Series A, FSA Insured
  3,000,000       5.000%, 07/01/29                             Aa2/AAA          3,047,340

                  City and  County of Honolulu, Hawaii,
                    Series A, FSA Insured, Prerefunded
                    09/01/11  @100, Collateral: U.S.
                    Treasury Obligations & Resolution
                    Funding Corporation
  3,500,000       5.375%, 09/01/18                             Aaa/AAA          3,816,610
  2,000,000       5.125%, 09/01/20                             Aaa/AAA          2,170,320

                  City and County of Honolulu, Hawaii,
                    Series A, National-re Insured
  5,000,000       5.000%, 07/01/21                             Aa2/AA           5,288,350
  5,000,000       5.000%, 07/01/22                             Aa2/AA           5,255,650

                  City and County of Honolulu, Hawaii,
                    Series A, National-re FGIC Insured
  1,715,000       6.000%, 01/01/11                             Aa2/AA           1,837,211

                  City and County of Honolulu, Hawaii,
                    Series A, National-re FGIC Insured,
                    Unrefunded Portion
      5,000       5.750%, 04/01/11                             Aa2/AA               5,363

                  City and County of Honolulu, Hawaii,
                    Series A, Refunding
  2,000,000       5.250%, 04/01/17                             Aa2/AA           2,268,640
  5,000,000       5.000%, 04/01/19                             Aa2/AA           5,553,000
  3,930,000       5.000%, 04/01/20                             Aa2/AA           4,287,158

                  City and County of Honolulu, Hawaii,
                   Series A, National-re Insured,
                   Prerefunded 03/01/13 @100, Collateral:
                   U.S. Government Securities
  1,885,000       5.250%, 03/01/15                             Aaa/AAA          2,127,411
  3,005,000       5.250%, 03/01/17                             Aaa/AAA          3,391,443
  1,255,000       5.250%, 03/01/18                             Aaa/AAA          1,416,393

                  City and County of Honolulu, Hawaii,
                    Series A 1993, FGIC - TCRS Insured,
                    Escrowed to Maturity, Collateral:
                    U.S. Government Securities
  4,110,000       6.000%, 01/01/11                             #Aaa/AAA         4,414,921
    920,000       6.000%, 01/01/12                             #Aaa/AAA         1,027,125

                  City and County of Honolulu, Hawaii
                    Series A 1994, FGIC Insured, Escrowed
                    to Maturity, Collateral: U.S. Government
                    Securities
  3,995,000       5.750%, 04/01/11                             #Aaa/NR          4,323,629
    775,000       5.750%, 04/01/13                             Aaa/AAA            889,344

                  City and County of Honolulu, Hawaii,
                    Series A, Refunded - 1995 Escrowed to
                    Maturity, National-re Insured,
                    Collateral: U.S. Government Securities
  1,355,000       6.000%, 11/01/09                             #Aaa/AAA         1,379,187
    860,000       6.000%, 11/01/09                             Aaa/AAA            875,351
  1,090,000       6.000%, 11/01/10                             Aaa/AAA          1,164,534
    410,000       6.000%, 11/01/10                             #Aaa/AAA           438,036

                  City and County of Honolulu, Hawaii,
                  Series A 2003, National-re Insured,
                  Unrefunded Portion
  1,115,000       5.250%, 03/01/15                             Aa2/AA           1,220,557
  1,775,000       5.250%, 03/01/17                             Aa2/AA           1,909,581
    745,000       5.250%, 03/01/18                             Aa2/AA             796,159

                  City and County of Honolulu, Hawaii,
                    Series B, FGIC-TCRS Insured
                    Unrefunded Portion
  7,310,000       5.500%, 10/01/11                             Aa2/AA           7,979,231

                  City and County of Honolulu, Hawaii,
                    Series B, FSA Insured, Custodial
                    Receipts, Unrefunded Portion
                  3,955,000 8.000%, 10/01/10                   Aa2/AAA          4,305,018

                  City and County of Honolulu, Hawaii,
                    Series B, FGIC Insured, Prerefunded
                    07/01/09 @101, Collateral: U.S.
                    Treasury & Agency Obligations
  2,595,000       5.125%, 07/01/15                             Aaa/AAA          2,620,950

                  City and County of Honolulu, Hawaii,
                    Series B, FGIC Insured, Prerefunded
                    to 07/01/09  @101, Collateral: U.S.
                    Government Securities
  4,490,000       5.000%, 07/01/19                             Aaa/AAA          4,534,900
  1,395,000       5.000%, 07/01/20                             Aaa/AAA          1,408,950

                  City and County of Honolulu, Hawaii,
                    Series C, Prerefunded 7/1/09 @101
                    National-re FGIC Insured
  7,750,000       5.125%, 07/01/14                             Aa2/AA           7,827,500
  2,510,000       5.000%, 07/01/18                             Aa2/AA           2,535,100

                  City and County of Honolulu, Hawaii,
                    Series C, National-re  FGIC Insured
  1,650,000       5.125%, 07/01/12                             Aa2/AA           1,666,500

                  City and County of Honolulu, Hawaii,
                    Series C, National-re  Insured
  6,740,000       5.000%, 07/01/18                             Aa2/AA           7,308,249

                  City and County of Honolulu, Hawaii,
                    Series C National-re FGIC Insured
  3,130,000       5.125%, 07/01/11                             Aa2/AA           3,161,300

                  City and County of Honolulu, Hawaii,
                    Series D, National-re Insured
  3,750,000       5.000%, 07/01/19                             Aa2/AA           4,026,263
  6,080,000       5.000%, 07/01/21                             Aa2/AA           6,430,634

                  City and County of Honolulu, Hawaii,
                    Series F, National-re FGIC Insured
  1,000,000       5.250%, 07/01/19                             Aa2/AA           1,089,820
  5,335,000       5.250%, 07/01/20                             Aa2/AA           5,760,520

                  City and County of Honolulu, Hawaii,
                    Water Utility Refunding and Improvement,
                    Escrowed to Maturity, FGIC Insured,
                    Collateral: U.S. Government Securities
  1,125,000       6.000%, 12/01/12                             Aaa/AAA          1,298,396
  1,050,000       6.000%, 12/01/15                             Aaa/AAA          1,268,232

                  County of Hawaii
  1,890,000       5.500%, 07/15/22                             A1/AA-           2,059,628
  2,245,000       5.500%, 07/15/23                             A1/AA-           2,430,751
  1,990,000       5.750%, 07/15/24                             A1/AA-           2,178,990
  2,370,000       5.750%, 07/15/25                             A1/AA-           2,580,385
  3,585,000       6.000%, 07/15/27                             A1/AA-           3,913,529

                  County of Hawaii, National-re  Insured
  2,010,000       5.250%, 07/15/21                             A1/AA-           2,124,269

                  County of Hawaii, FGIC Insured,
                    Prerefunded 07/15/11 @100
  1,065,000       5.500%, 07/15/14                             A1/A+            1,159,487
  1,340,000       5.500%, 07/15/15                             A1/A+            1,458,885

                  County of Hawaii, Series A, CIFG Insured
  1,850,000       5.000%, 07/15/20                             A1/AA-           1,948,402

                  County of Hawaii, Series A, National-re
                    FGIC Insured
  4,905,000       5.600%, 05/01/11                             A1/AA-           5,263,605
  1,000,000       5.600%, 05/01/12                             A1/AA-           1,103,980
  1,000,000       5.600%, 05/01/13                             A1/AA-           1,122,310

                  County of Hawaii Series A, FGIC Insured,
                    Prerefunded to 07/15/11 @ 100 Collateral:
                    State and Local Government Securities
  1,465,000       5.500%, 07/15/16                             Aaa/AAA          1,594,975
  1,025,000       5.125%, 07/15/20                             A1/A+            1,108,251

                  County of Hawaii, Series A, FSA Insured
  1,000,000       5.000%, 07/15/16                             Aa3/AAA          1,078,440
  2,000,000       5.000%, 07/15/17                             Aa3/AAA          2,141,180
  1,000,000       5.000%, 07/15/18                             Aa3/AAA          1,050,870

                  County of Kauai, Hawaii, National-re
                    Insured, Prerefunded 08/01/11 @100,
                    Collateral: State & Local Government
                    Series 100%
    140,000       5.625%, 08/01/13                             Aaa/AAA            153,349
    560,000       5.625%, 08/01/14                             Aaa/AAA            613,396
    355,000       5.625%, 08/01/17                             Aaa/AAA            388,849
    345,000       5.625%, 08/01/18                             Aaa/AAA            377,896
    805,000       5.500%, 08/01/20                             Aaa/AAA            879,704

                  County of Kauai, Hawaii, National-re
                    Insured, Unrefunded Portion
    985,000       5.625%, 08/01/13                             A1/AA-           1,060,766
  1,060,000       5.625%, 08/01/14                             A1/AA-           1,131,476
    680,000       5.625%, 08/01/17                             A1/AA-             714,286
    655,000       5.625%, 08/01/18                             A1/AA-             685,071
  1,555,000       5.500%, 08/01/20                             A1/AA-           1,609,596

                  County of Kauai, Hawaii, Series A,
                    National-re  FGIC Insured
  1,000,000       5.000%, 08/01/23                             A1/AA-           1,032,160
  1,555,000       5.000%, 08/01/24                             A1/AA-           1,599,178
  1,500,000       5.000%, 08/01/25                             A1/AA-           1,535,400

                  County of Kauai, Hawaii,
                    Series A, FGIC Insured, Prerefunded
                    08/01/10 @100, Collateral: State & Local
                    Government Series 100%
  1,010,000       6.250%, 08/01/14                             Aaa/AAA          1,072,085
  1,000,000       6.250%, 08/01/15                             Aaa/AAA          1,061,470
  1,000,000       6.250%, 08/01/16                             Aaa/AAA          1,061,470
  1,275,000       6.250%, 08/01/17                             Aaa/AAA          1,353,374
  1,480,000       6.250%, 08/01/20                             A3/A+            1,570,976

                  County of Kauai, Hawaii, 2005-Series A,
                    National-re  FGIC Insured
  1,560,000       5.000%, 08/01/16                             A1/AA-           1,705,657
  2,010,000       5.000%, 08/01/17                             A1/AA-           2,159,886
  2,060,000       5.000%, 08/01/18                             A1/AA-           2,190,522
  1,075,000       5.000%, 08/01/19                             A1/AA-           1,132,986

                  County of Kauai, Hawaii
                    Refunding Bonds, Series B & C,
                    AMBAC Insured
  1,300,000       5.950%, 08/01/10                             A1/A+            1,357,577

                  County of Maui, Hawaii,
                    National-re FGIC Insured
  1,125,000       5.250%, 03/01/18                             Aa2/AA           1,162,159

                  County of Maui, Hawaii, National-re Insured
  1,250,000       3.800%, 03/01/16                             Aa2/AA           1,308,900
  1,105,000       5.000%, 03/01/19                             Aa2/AA           1,181,101

                  County of Maui, Hawaii, 2001 - Series A,
                    National-re Insured, Partially Prerefunded
                    03/01/11 @100, Collateral: U.S. Government
                    Securities
    465,000       5.500%, 03/01/18                             Aaa/AAA            499,926

                  County of Maui, Hawaii, Series A,
                    National-re Insured, Unrefunded Balance
    535,000       5.500%, 03/01/18                             Aa2/AA             554,367

                  County of Maui, Hawaii, 2002 - Series A,
                    National-re Insured, Prerefunded to
                    03/01/12 @100, Collateral: U.S. Government
                    Securities
  1,105,000       5.250%, 03/01/15                             Aaa/AAA          1,222,097
  1,205,000       5.250%, 03/01/16                             Aaa/AAA          1,332,694
  1,000,000       5.250%, 03/01/18                             Aaa/AAA          1,105,970
  1,750,000       5.250%, 03/01/19                             Aaa/AAA          1,935,448
  1,000,000       5.000%, 03/01/20                             Aaa/AAA          1,099,460

                  County of Maui, Hawaii, Series B,
                    National-re  FGIC Insured
  1,065,000       5.250%, 03/01/11                             Aa2/AA           1,135,173

                  County of Maui, Hawaii, Series C,
                    National-re FGIC Insured
  1,020,000       5.250%, 03/01/16                             Aa2/AA           1,062,575
  1,250,000       5.250%, 03/01/20                             Aa2/AA           1,278,500

                  Puerto Rico Commonwealth Refunding
                    Public Improvement Series A
  5,000,000       5.000%, 07/01/10                             Baa3/BBB-        5,087,150

                  Puerto Rico Commonwealth Public Improvement,
                    National-re Insured, Econ. Defeased to call,
                    7/1/2010 @100, Collateral: Agencies
  1,800,000       5.250%, 07/01/13                             Aaa/AAA          1,871,784

                  State of Hawaii, AMBAC Insured
  5,000,000       5.000%, 07/01/16                             Aa2/AA           5,552,900

                  State of Hawaii, National-re FGIC Insured
  2,330,000       6.000%, 12/01/12                             Aa2/AA           2,664,006

                  State of Hawaii, National-re  Insured
  5,000,000       5.000%, 10/01/22                             Aa2/AA           5,272,450

                  State of Hawaii, Series BZ,
                    National-re  FGIC Insured
  3,700,000       6.000%, 10/01/11                             Aa2/AA           4,079,361
  3,500,000       6.000%, 10/01/12                             Aa2/AA           3,983,700

                  State of Hawaii, Series CA, National-re
                    FGIC Insured
  2,000,000       5.750%, 01/01/11                             Aa2/AA           2,135,180

                  State of Hawaii, Series CH
  1,000,000       4.750%, 11/01/11                             Aa2/AA           1,077,360

                  State of Hawaii, Series CL,
                    National-re  FGIC Insured
  2,305,000       6.000%, 03/01/11                             Aa2/AA           2,470,891

                  State of Hawaii,
                    Series CM, National-re FGIC Insured
  3,000,000       6.500%, 12/01/15                             Aa2/AA           3,644,460

                  State of Hawaii, Series CU, Prerefunded
                    10/01/10 @100, National-re  Insured,
                    Collateral: State & Local Government
                    Series 100%
  3,000,000       5.600%, 10/01/19                             Aaa/AAA          3,177,510

                  State of Hawaii, Series CV,
                    National-re FGIC Insured
 11,000,000       5.000%, 08/01/20                             Aa2/AA          11,288,750
  5,000,000       5.250%, 08/01/21                             Aa2/AA           5,159,950
  1,015,000       5.000%, 08/01/21                             Aa2/AA           1,041,228

                  State of Hawaii , Series CX, FSA Insured
  8,725,000       5.500%, 02/01/13                             Aa2/AAA          9,499,693
  3,075,000       5.500%, 02/01/16                             Aa2/AAA          3,282,532
  2,500,000       5.500%, 02/01/21                             Aa2/AAA          2,620,525

                  State of Hawaii, Series CZ, FSA Insured
                    Prerefunded to 07/01/12 @100, Collateral:
                    U.S. Government Securities
  3,000,000       5.250%, 07/01/17                             Aaa/AAA          3,347,850

                  State of Hawaii, Series DE, National-re
                    Insured
 16,000,000       5.000%, 10/01/21                             Aa2/AA          16,988,800
  2,500,000       5.000%, 10/01/24                             Aa2/AA           2,612,100

                  State of Hawaii, Series DF, AMBAC Insured
  3,500,000       5.000%, 07/01/18                             Aa2/AA           3,804,955
 10,000,000       5.000%, 07/01/22                             Aa2/AA          10,670,100
  5,000,000       5.000%, 07/01/23                             Aa2/AA           5,304,800
 10,000,000       5.000%, 07/01/24                             Aa2/AA          10,560,300
  5,000,000       5.000%, 07/01/25                             Aa2/AA           5,266,550

                  State of Hawaii, Series DG, AMBAC Insured,
                    Refunding
  2,000,000       5.000%, 07/01/17                             Aa2/AA           2,210,760

                  State of Hawaii, Series DI, FSA Insured
  5,000,000       5.000%, 03/01/20                             Aa2/AAA          5,392,200
  2,750,000       5.000%, 03/01/21                             Aa2/AAA          2,947,258
  5,000,000       5.000%, 03/01/22                             Aa2/AAA          5,322,300

                  State of Hawaii, Series DJ, AMBAC Insured
  5,000,000       5.000%, 04/01/23                             Aa2/AA           5,346,750

                  State of Hawaii, Series DJ, FSA-CR
                    AMBAC Insured
  5,000,000       5.000%, 04/01/23                             NR/AAA           5,350,150

                  State of Hawaii, Series DD National-re
                    Insured
  5,000,000       5.250%, 05/01/23                             Aa2/AA           5,284,700

                  State of Hawaii, Series DK
  5,000,000       5.000%, 05/01/12                             Aa2/AA           5,475,450
  7,000,000       5.000%, 05/01/19                             Aa2/AA           7,728,980

                  State of Hawaii, Series DQ
 10,000,000       5.000%, 06/01/23                             Aa2/AA          10,709,300

                                                                             ------------
                  Total General Obligation Bonds                              420,878,273
                                                                             ------------

                  Revenue Bonds (35.1%):

                  Board of Regents, University of Hawaii,
                    University System, Series A, FGIC Insured,
                    Prerefunded to 07/15/12 @100, Collateral:
                    State & Local Government Series 100%
  2,000,000       5.500%, 07/15/19                             Aaa/AAA          2,252,820
  2,000,000       5.500%, 07/15/21                             Aaa/AAA          2,252,820
  2,000,000       5.500%, 07/15/22                             Aaa/AAA          2,252,820
  3,000,000       5.500%, 07/15/29                             Aaa/AAA          3,379,230

                  Board of Regents, University of Hawaii,
                    University System, Series B, FSA Insured
  1,110,000       5.250%, 10/01/12                             Aa3/AAA          1,197,346
  1,000,000       5.250%, 10/01/13                             Aa3/AAA          1,066,390
  1,140,000       5.250%, 10/01/14                             Aa3/AAA          1,208,742
  1,395,000       5.250%, 10/01/15                             Aa3/AAA          1,465,420

                  City and County of  Honolulu, Hawaii
                    Board of Water Supply & System, FSA Insured,
                    Prerefunded 07/01/11 @100, Collateral:
                    U.S. Government Securities
  1,490,000       5.125%, 07/01/21                             Aaa/AAA          1,613,327
  5,450,000       5.250%, 07/01/23                             Aaa/AAA          5,914,504

                  City and County of Honolulu, Hawaii
                    Wastewater Systems, National-re
                    FGIC Insured
  1,395,000       5.000%, 07/01/12                             Aa3/NR           1,411,349

                  City and County of Honolulu, Hawaii
                    Wastewater Systems, National-re Insured
  5,000,000       5.000%, 07/01/32                             A1/NR            5,067,600

                  City and County of Honolulu, Hawaii
                    Wastewater Systems, Series A, National-re
                    FGIC Insured
  1,825,000         5.000%, 07/01/22                           Aa3/AA-          1,914,352

                  City and County of Honolulu, Hawaii
                  Wastewater Systems,
                  Junior Series, National-re  FGIC Insured
  2,000,000         5.250%, 07/01/18                             A1/A           2,022,320
  5,055,000         5.000%, 07/01/23                             A1/A           5,077,646

                  City and County of Honolulu, Hawaii
                    Wastewater Systems, Senior Series,
                    AMBAC Insured
  1,810,000       5.500%, 07/01/11                             Aa3/NR           1,963,416

                  City & County of Honolulu, Hawaii
                    Wastewater Systems, Senior Series A,
                    National-re  FGIC Insured
  3,370,000       5.000%, 07/01/18                             Aa3/AA-          3,620,155
  2,000,000       5.000%, 07/01/24                             Aa3/AA-          2,076,400

                  City & County of Honolulu, Hawaii
                    Wastewater Systems, First Bond Resolution,
                    Series  SR, Prerefunded to 07/01/11 @100,
                    Collateral: State & Local Government
                    Series 100%
  1,065,000       5.500%, 07/01/16                             Aaa/NR           1,159,892
  3,000,000       5.500%, 07/01/17                             Aaa/NR           3,267,300
  2,310,000       5.500%, 07/01/18                             Aaa/NR           2,515,821
  2,000,000       5.250%, 07/01/19                             Aaa/NR           2,168,400

                  City and County of Honolulu, Hawaii
                    Wastewater System First Bond Resolution,
                    Senior Series A, National-re  Insured
  1,000,000       5.000%, 07/01/36                             Aa3/AA-            994,130

                  City and County of Honolulu, Hawaii
                    Wastewater System Second Bond, Junior B-1
                    Remarket 09/15/06, National-re  Insured
  1,340,000       5.000%, 07/01/18                             A1/AA            1,467,957
  1,935,000       5.000%, 07/01/19                             A1/AA            2,099,765
  2,035,000       5.000%, 07/01/20                             A1/AA            2,190,067
  5,015,000       5.000%, 07/01/32                             A1/AA            5,082,803

                  City and County of Honolulu, Hawaii
                    Water, National-re FGIC Insured
  2,545,000       4.750%, 07/01/19                             Aa3/AA           2,655,046

                  City and County of Honolulu, Hawaii
                    Board of Water Supply Water Systems,
                    FSA Insured, Unrefunded Balance
  1,510,000       5.125%, 07/01/21                             Aa3/AAA          1,551,117

                  Department of Hawaiian Home Lands
                    (State of Hawaii), Prerefunded to
                    07/01/09 @101, Collateral: U.S.
                    Government Securities
  1,525,000       4.350%, 07/01/10                             A3/NR            1,540,250
  1,245,000       4.450%, 07/01/11                             A3/NR            1,257,450

                  Hawaii State
  1,145,000       5.350%, 07/01/18                             Baa1/BBB+        1,126,577

                  Hawaii State
  1,000,000       5.250%, 01/01/17                             Aa3/AA+          1,141,220
  1,000,000       5.250%, 01/01/18                             Aa3/AA+          1,140,920
  5,220,000       6.000%, 01/01/23                             Aa3/AA+          6,136,580

                  Hawaii State Department of Budget and
                    Finance Special Purpose Revenue Linked
                    Certificates (Kapiolani Health Care)
  5,000,000       6.400%, 07/01/13                             Baa1/BBB+        5,173,300

                  Hawaii State Department of Budget and
                    Finance Special Purpose Revenue
                    (Mid Pacific  Institute), Radian Insured
  2,000,000       4.625%, 01/01/31                             NR/BBB-          1,479,700
  1,210,000       4.625%, 01/01/36                             NR/BBB-            862,440

                  Hawaii State  Department of Budget and
                    Finance Special Purpose Revenue Refunding
                    Queens Health System, Series A VRDO*,
                    weekly reset
  20,000,000      0.300%, 07/01/29                             VMIG1/A-1       20,000,000

                  Hawaii State Department of Budget and Finance
                  Special Purpose Revenue (Hawaiian
                  Electric Company, Inc.), Series A,
                  AMBAC Insured
  4,965,000       5.500%, 12/01/14                             Baa1/BBB         5,076,564

                  Hawaii State Department of Budget and
                    Finance Special Purpose Revenue (Hawaiian
                    Electric Company, Inc.), Series A,
                    National-re Insured
  4,125,000       4.950%, 04/01/12                             Baa1/A           4,138,283

                  Hawaii State Department of Budget and
                    Finance of the State of Hawaii Special
                    Purpose Revenue (Hawaiian Electric
                    Company, Inc. and Subsidiaries Projects),
                    Series A-AMT, National-re Insured
  5,700,000       5.650%, 10/01/27                             Baa1/A           5,180,502

                  Hawaii State Department of Budget &
                    Finance, Special Purpose Revenue
                    (Hawaiian  Electric Co.) Series B-AMT,
                    AMBAC Insured
  1,000,000       5.750%, 12/01/18                             Baa1/BBB           989,940

                  Hawaii State Department of Budget and
                    Finance Special Purpose Revenue (Hawaiian
                    Electric Company, Inc., and Subsidiaries
                    Projects), Series B-AMT, Syncora
                    Guarantee Inc. Insured
  1,000,000       5.000%, 12/01/22                             Baa1/BBB           884,280

                  Hawaii State Department of Budget and
                    Finance Special Purpose Revenue
                    (Hawaiian Electric Company, Inc.),
                    Series D-AMT, AMBAC Insured
  2,500,000       6.150%, 01/01/20                             Baa1/BBB         2,500,050

                  Hawaii State Department of Hawaiian
                    Home Lands
    605,000       4.000%, 04/01/11                             A2/NR              619,163
    575,000       4.000%, 04/01/12                             A2/NR              591,043
    730,000       4.500%, 04/01/14                             A2/NR              751,922
    500,000       5.000%, 04/01/15                             A2/NR              523,545
    715,000       5.000%, 04/01/17                             A2/NR              733,862
  1,000,000       5.500%, 04/01/20                             A2/NR            1,026,450

                  Housing Finance and Development
                    Corporation (State of Hawaii) Single
                    Family Mortgage,
                    Series A-AMT, FNMA Insured
  2,800,000       5.300%, 07/01/22                             Aaa/AAA          2,812,992
 10,000,000       5.400%, 07/01/29                             Aaa/AAA         10,003,300
  2,770,000       5.750%, 07/01/30                             Aa1/AAA          2,770,803
    910,000       5.400%, 07/01/30                             Aaa/AAA            903,221

                  Housing Finance and Development
                    Corporation (State of Hawaii) Single
                    Family Mortgage, Series B, FNMA Insured
  9,350,000       5.450%, 07/01/17                             Aaa/AAA          9,374,497
  6,800,000       5.300%, 07/01/28                             Aaa/AAA          6,812,852

                  Puerto Rico Commonwealth Highway &
                    Transportation Authority Revenue,
                    Series G, FGIC Insured
  1,000,000       5.250%, 07/01/15                             Baa3/BBB           998,470

                  Puerto Rico Commonwealth Public
                    Finance Corporation Revenue Bonds,
                    Series A, Prerefunded 08/01/11 @100,
                    National-re Insured, Collateral: 38% U.S.
                    Treasury; 62% U.S. Government Securities
  5,000,000       5.500%, 08/01/17                             Aaa/AAA          5,420,950

                  Puerto Rico Electric Power Authority
                    Power Revenue Bonds Series QQ,
                    Syncora Guarantee  Inc. Insured
  3,195,000       5.500%, 07/01/16                             A3/BBB+          3,273,054

                  Puerto Rico Electric Power Authority
                    Power Revenue Series TT
  5,000,000       5.000%, 07/01/26                             A3/BBB+          4,563,450

                  Puerto Rico Electric Power Authority
                    Power Revenue, Refunding Series UU
  1,000,000       4.250%, 07/01/13                             A3/BBB+            978,180

                  State of Hawaii Airport System, AMT,
                    National-re FGIC Insured
  7,425,000       5.750%, 07/01/13                             A2/A             7,589,464
  4,000,000       5.750%, 07/01/17                             A2/A             4,037,200
 11,000,000       5.625%, 07/01/18                             A2/A            10,988,340
  6,000,000       5.250%, 07/01/21                             A2/A             5,798,040

                  State of Hawaii Airport System, AMT,
                    Second Series, Escrowed to Maturity,
                    National-re Insured, Collateral: U.S.
                    Government Securities
  5,340,000       6.900%, 07/01/12                             Aaa/AAA          5,657,783

                  State of Hawaii Airport System, Series
                    B-AMT, National-re FGIC Insured
  3,000,000       8.000%, 07/01/10                             A2/A             3,150,960

                  State of Hawaii Harbor Capital
                    Improvement Revenue, Series
                    B-AMT, AMBAC Insured
  3,000,000       5.500%, 07/01/19                             NR/NR**          3,130,620

                  State of Hawaii Harbor System Revenue,
                    Series A-AMT, FSA Insured
  2,000,000       5.250%, 07/01/15                             Aa3/AAA          2,107,960
  2,000,000       5.750%, 07/01/17                             Aa3/AAA          2,047,260
  2,215,000       5.250%, 07/01/17                             Aa3/AAA          2,289,358
  1,500,000       5.900%, 07/01/21                             Aa3/AAA          1,527,480

                  State of Hawaii Harbor System Revenue,
                    Series A-AMT
  2,415,000       4.750%, 01/01/11                             A1/A+            2,484,842

                  State of Hawaii Highway Revenue
                    Prerefunded 07/01/11 @100, FSA Insured,
                    Collateral: State & Local Government
                    Series 100%
  1,530,000       5.375%, 07/01/14                             Aaa/AAA          1,662,575
  2,720,000       5.500%, 07/01/19                             Aaa/AAA          2,855,565
  1,110,000       5.500%, 07/01/20                             Aaa/AAA          1,165,322
  2,000,000       5.375%, 07/01/20                             Aaa/AAA          2,173,300

                  State of Hawaii Highway Revenue,
                    Series A, FSA Insured
  1,000,000       5.000%, 07/01/20                             Aa3/AAA          1,048,960
  2,000,000       5.000%, 07/01/22                             Aa3/AAA          2,086,060

                  State of Hawaii Highway Revenue,
                    Series B, FSA Insured
  2,000,000       5.000%, 07/01/16                             Aa3/AAA          2,178,780

                  University of Hawaii Revenue
  2,725,000       5.500%, 10/01/22                             Aa3/A+           2,981,477

                  University of Hawaii Revenue, AGC-ICC
                    National-re  Insured
  2,000,000       5.000%, 10/01/23                             Aa2/AAA          2,114,160

                  University of Hawaii University System
                    Revenue, FGIC Insured, Prerefunded
                    07/12/12  @100 Collateral: State and
                    Local Government Securities
  1,650,000       5.125%, 07/15/32                             Aa3/A+           1,840,262

                  University of Hawaii National-re Insured
  5,000,000       5.000%, 07/15/21                             Aa3/A+           5,259,750

                                                                             ------------
                  Total Revenue Bonds                                         257,870,283
                                                                             ------------

                                                                             ------------
                  Total Municipal Bonds                                       678,748,556
                                                                             ------------

Shares            Investment Company (5.6%):

 41,000,000       Goldman Sachs Trust Financial Square Tax-Free Money
                    Market Fund, Institutional Share Class                     41,000,000
                                                                             ------------


                  Total Investments (cost $699,900,043-note b) - 98.1%        719,748,556
                  Other assets less liabilities - 1.9%                         13,665,927
                                                                             ------------
                  NET ASSETS - 100.0%                                        $733,414,483
                                                                             ------------
                                                                             ------------

                                                                 Percent of
                  Portfolio Distribution By Quality Rating       Portfolio +

                  Aaa or #Aaa or VMIG1of Moody's or AAA of S&P          13.4%
                  Prerefunded bonds ++                                  17.9
                  Aa of Moody's                                         48.0
                  A of Moody's                                          16.1
                  Baa of Moody's or BBB of S&P                           4.6
                                                                       -----
                                                                       100.0%
                                                                       -----
                                                                       -----

+ Calculated using the Moody's rating except where noted.

++ Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                  PORTFOLIO ABBREVIATIONS:
AMBAC             American Municipal Bond Assurance Corporation
AGC               Assured Guaranty Insurance
AMT               Alternative Minimum Tax
CIFG              CDC IXIS Financial Guaranty
FGIC              Financial Guaranty Insurance Co.
FNMA              Federal National Mortgage Association
FSA               Financial Securities Assurance
National-re       National Public Finance Guarantee Corporation
National-re FGIC  Reinsured FGIC bonds
NR                Not Rated
TCRS              Transferable Custodial Receipts
VRDO              Variable Rate Demand Obligation

                  See accompanying notes to financial statements.

                             Hawaiian Tax-Free Trust
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $699,900,043 amounted to $19,848,513, which consisted of aggregate gross unrealized appreciation of $23,070,062 and aggregate gross unrealized depreciation of $3,221,549.

(c) Fair Value Measurements

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective April 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Trust's investments in their entirety are assigned levels based upon the observability.

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust's investments, details of which can be found in the Schedule of Investments, used to value the Trust's net assets as of June 30, 2009:

 Valuation Inputs                                      Investments in Securities
 Level 1 - Quoted Prices                               $          -
 Level 2 - Other Significant Observable Inputs
             Municipal Bonds                           $678,748,556
             Investment Company                        $ 41,000,000
 Level 3 - Significant Unobservable Inputs             $          -
                                                       ------------
 Total                                                 $719,748,556
                                                       ------------
                                                       ------------

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST



By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 21, 2009





By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 21, 2009